Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Trade receivables	$ 3,207	$ 574
VAT receivable	832	922
Accrued income	8,647	10,426
Insurance claims	1,444	7,839
Other receivables	8,767	8,834
Total	22,897	28,595
Allowance for expected credit losses	$ 0	$ 0